Stock-Based Compensation (Summary Of Share-Based Transactions ) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options, Oustanding	204,574
Number of Options, Expired	(2,996)
Number of Options, Cancelled	(55,354)
Number of Options, Oustanding	146,224	204,574
Weighted Average Exercise Price, Outstanding	$ 35.60
Weighted Average Exercise Price, Expired	156.41
Weighted Average Exercise Price, Cancelled	59.54
Weighted Average Exercise Price, Outstanding	$ 24.06	$ 35.60
Weighted Average Remaining Contractual Term, Outstanding	7 years 7 months 6 days	7 years 3 months 18 days
Number of Options, Exercisable	98,834
Weighted Average Exercise Price, Exercisable	$ 28.65
Weighted Average Remaining Contractual Term, Exercisable	7 years 3 months 18 days
Stock Option [Member]
Number of Options, Oustanding	204,574	255,922
Number of Options, Granted		52,465
Number of Options, Expired		(2,080)
Number of Options, Cancelled		(101,733)
Number of Options, Oustanding	146,224	204,574	255,922
Weighted Average Exercise Price, Outstanding	$ 35.60	$ 41.88
Weighted Average Exercise Price, Granted		6.41
Weighted Average Exercise Price, Expired		97.78
Weighted Average Exercise Price, Cancelled		34.99
Weighted Average Exercise Price, Outstanding		$ 35.60	$ 41.88
Weighted Average Remaining Contractual Term, Outstanding		7 years 3 months 18 days	7 years 9 months 18 days
Number of Options, Exercisable		123,263
Weighted Average Exercise Price, Exercisable		$ 51.15
Weighted Average Remaining Contractual Term, Exercisable		6 years 2 months 12 days